Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value
The following table summarizes the financial assets and liabilities of the Company that are measured at fair value on a recurring basis (in millions):

Successor
	Fair Value Measurements at December 31, 2021
	Level 1	Level 2	Level 3
Assets
Cash, cash equivalents, and restricted cash (Note 12)	$85.3	$—	$—
Discretionary retirement plan (Note 13)	3.7	0.8	—
Liabilities
Discretionary retirement plan (Note 13)	3.7	0.8	—
Public warrants	46.9	—	—
Private placement warrants	—	21.2	—

Predecessor
	Fair Value Measurements at June 30, 2021
	Level 1	Level 2	Level 3
Assets
Cash, cash equivalents, and restricted cash (Note 12)	$102.4	$—	$—
Discretionary retirement plan (Note 13)	3.4	0.8	—
Liabilities
Discretionary retirement plan (Note 13)	3.4	0.8	—

	Fair Value Measurements at June 30, 2020
	Level 1	Level 2	Level 3
Assets
Cash, cash equivalents, and restricted cash (Note 12)	$120.0	$—	$—
Discretionary retirement plan (Note 13)	2.4	1.1	—
Liabilities
Discretionary retirement plan (Note 13)	2.4	1.1	—